Long-Term Debt:	12 Months Ended
Jul. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
Note 11 - Long-Term Debt:
Long-term debt consists of the following:
	July 31,
	2011	2010
Mortgage payable - interest at 6.822 percent per annum, monthly principal and interest payments of $2,447, due August 2011, secured by real property located at 98 Stafford Drive, Brampton, Canada	$264,908	$$255,674

Mortgage payable - interest at 6.822 percent per annum, monthly principal and interest payments of $3,947, due August 2011, secured by real property located at 1740 Sismet Road, Mississauga, Canada	427,255	412,362

Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,317, due May 2015, secured by first mortgage over real property located at 17 Carlaw Avenue and 33 Harbour Square, Toronto, Canada	645,443	627,056

Mortgage payable - interest at 10.0 percent per annum, monthly payments of principal and interest of $2,738, due November 2013, secured by real property located at 13-14, 11 Carlaw Avenue, Toronto, Canada	186,632	185,665

Mortgage payable - interest at 8.5 percent per annum, monthly payments of interest only of $2,964, principal payment due August 2012 secured by real property located at 10-11, 11 Carlaw Avenue, Toronto, Canada	418,480	387,600

Mortgage payable - interest at 5.91 percent per annum, monthly interest payments of $9,633, principal due April 2014, secured by secondary rights to real property located at 1-8, 11 Carlaw Avenue, Toronto, Canada	1,137,348	1,097,575

Total Debt	3,080,066	2,965,932

Less Current Maturities of Long-Term Debt	1,210,271	1,141,861

Total Long-Term Debt	$1,869,795	$1,824,071

Aggregate maturities of long-term debt of the Company due within the next five years are as follows:
Year	Amount

2012	$1,210,271
2013	106,545
2014	1,226,510
2015	34,240
2016	502,500
Thereafter	—
Total	$3,080,066

The mortgages related to the properties at 98 Stafford Drive, Brampton and 1740 Sismet Road, Mississauga were discharged on August 26, 2011, in conjunction with the sales of those properties.

For the years ended July 31, 2011, 2010 and 2009, the Company incurred $205,539, $206,838 and $193,351, respectively in interest expense on its long-term debt.